Income Taxes - Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 14,743	$ 12,301
Deferred tax liabilities	(10,363)	(9,306)
Valuation allowance	(4,550)	(3,162)
Net deferred tax assets/(liabilities)	$ (170)	$ (167)